Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll related expenses	¥ 114,080	¥ 108,868
Accrued advertising and marketing expenses	175,250	93,034
Accrued storage and transportation fees	23,738	31,264
Accrued leasehold improvement costs	13,811	12,621
Other taxes payable	17,551	17,863
Refund obligation of sales return	2,371	3,739
Others	44,416	55,870
Accrued expenses and other liabilities	¥ 391,217	¥ 323,259